Note 8 - Prepayments and Other:	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]

8.        Prepayments and Other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2010	December 31, 2011
Prepaid expenses	295	334
Other receivables	1,888	1,217
	2,183	1,551